SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI ® Equity Dividend Fund

DWS CROCI ® International Fund

DWS CROCI ® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI ® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI ® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The recent Consent Order involving Deutsche Bank AG (“DB”), described below, does not involve the Funds or DWS Investment Management Americas, Inc., DWS Distributors, Inc. or their advisory affiliates (the “DWS Service Providers”). The DWS Service Providers have informed the Board of Trustees/Directors (the “Board”) that, subject to the receipt of a permanent exemptive order from the SEC (described below), the DWS Service Providers believe the Consent Order will not have any material impact on the Funds or the ability of the DWS Service Providers to perform services for the Funds. The SEC has granted a temporary exemptive order permitting the DWS Service Providers to continue to provide investment advisory and underwriting services to the Funds.

On June 17, 2020, DB resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management or distribution activities of any of the DWS Service Providers. DWS Group GmbH & Co. KGaA (“DWS Group”), of which the DWS Service Providers are wholly-owned subsidiaries, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory and underwriting services to the Funds absent an order from the Securities and Exchange Commission (the “SEC”). On September 24, 2020, the SEC granted a temporary order, effective as of the date of the Consent Order, permitting the DWS Service Providers to continue to provide investment advisory and underwriting services to registered investment companies. DB and the DWS Service Providers also are seeking a permanent order from the SEC. While there can be no assurance that the requested permanent order will be granted, the SEC has granted this type of relief in the past.

Please Retain This Supplement for Future Reference.

September 25, 2020
SAISTKR20-15